Message From The Chairman
-------------------------------------------------------------------------------
Fellow Shareholders:

SUMMIT HIGH YIELD FUND/1/

The year ended May 31, 1998, was another outstanding year for investors in high yield bonds/1/. The Salomon Brothers High Yield Index had a total return of 13.96% during the period, once again handily outpacing the 10.99% return of the Salomon Brothers Investment Grade Bond Index.

More importantly, the Summit High Yield Fund delivered excellent performance during the period. Our 16.17% total return (without the sales charge) easily outperformed the average total return of 13.29% earned by many other high yield funds in Lipper Analytical Services' High Current Yield/2/ category for the 12 months ended May 31, 1998. The Fund's performance for the period was ranked #41 of 208 competing funds. In fact, as May 31, 1998 Lipper ranks the Summit High Yield Fund's #1 among 100 current high yield funds since our June 1994 inception./2/

Your fund has now produced double-digit annual returns in its brief four year history. While we remain optimistic that high yield bonds will continue to deliver good returns relative to the risk associated with the asset class, it is probably too much to expect a repeat of the Fund's first four years--truly an exceptional time for high yield bonds.

OUR STRATEGY--NO CHANGES TO A SUCCESSFUL PROCESS

We have found that the asset size of a high yield fund is one factor that may influence performance, at least to a certain degree. Our fund can be much more agile in terms of changing risk profile, taking advantage of new opportunities, and has little difficulty adjusting with timely movements their exposure to overall market. In our view, once a fund reaches a certain level of assets (over $1 billion), the "battleship," --becomes sort of an index for the high yield market. Individual credit or bond selection, at that point, has significantly less impact on the fund, and the fund's performance may be more likely to be influenced by changes in general market conditions.

While we would like to grow the assets of the Summit High Yield Fund, we be-lieve that our major strength is the selection of individual companies and their related securities that have, in our view, exceptional relative value within the high yield market. We believe this "bottom-up" approach to credit portfolio management, combined with our traditional fully invested position, has allowed us to perform exceedingly well in the Fund's four year existence.

As portfolio managers (and also fellow shareholders), we continue to pursue our goal of increasing total returns in three ways. First, we seek to apply sound, fundamental credit analysis to choose securities that have been overlooked by other high yield investors. Second, the Fund seeks to invest in securities of companies that are improving their financial profile and therefore, we believe will benefit from improving credit quality. Third, the Fund makes strategic "theme-oriented" moves to pursue opportunities in sectors within the high yield market.

SUMMIT EMERGING MARKETS BOND FUND/3/--OUR NEWEST FUND

We believe that the emerging market bond sector offers a very attractive investment opportunity that a long-term investor may find appealing. Our newest fund--The Summit Emerging Markets Bond Fund/3/--offers a convenient means to help capitalize on the world's developing economies, while seeking to reduce international stock market risk. Emerging market stocks have fallen off a cliff lately, pushed by investors seeking safer ground. Emerging market bonds have slightly positive total returns in the first five months of 1998, as measured by the Merrill Lynch Extended Emerging Markets Index*, up 1.20%, while the more risky emerging market stocks have plunged.

-------------------------------------------------------------------------------
The Summit Emerging Markets Bond Fund has produced a total return of 2.01% at NAV year-to-date and we are optimistic that the landmark political and economic reforms being made in emerging market economies may act as the catalysts for increased business activity and demand for capital. In return for potentially greater risks, emerging market bonds have potential to offer higher yields than a typical U.S. high yield corporate bond. Potential capital appreciation is also possible in this sector in a positive global economic environment.

I would like to thank you for the trust and confidence you have placed in our portfolio management team. Our responsibility is to you--our fellow shareholder. As our performance would indicate, our Funds have had another excellent year. Please drop me a line with comments or questions about any aspect of our Funds.

Sincerely,

LOGO
/s/ Steven R. Sutermeister
Steven R. Sutermeister
Chairman


------
/1/Although the fund's yield may be higher than that of fixed income funds that purchase higher-rated securities, the potentially higher yield is a function of the greater risk that the fund's share price will decline.
/2/The Lipper ranking is based on total return for the period and does not reflect a sales charge. As of May 31, 1998, the fund also ranked #1 among 100 high yield funds since inception and 41/208 for the 1 year period. During the period for which this ranking is based, the fund waived fees. In the absence of those waivers, the ranking may have been lower.
/3/International investing involves increased risk and volatility.
*Source: Merrill Lynch, 1998
Past performance is no guarantee of future results. Investment return and net asset value will fluctuate so that an investor's shares when redeemed may be worth more or less than the original cost.
This report is authorized for distribution only when preceded or accompanied by prospectus. Read it carefully before investing.

Message From The Chairman                                Summit High Yield Fund
-------------------------------------------------------------------------------

                            Summit High Yield Fund

          Salomon High Yield        High Yield Shares         High Yield Shares*
          Market Index              (w/out load)              (w/load)
6/27/94       10,000                     10,000                     9,551
5/31/95       11,309                     10,997                    10,503
5/31/96       12,387                     12,233                    12,639
5/31/97       13,411                     15,635                    14,933
5/31/98       15,289                     18,161                    17,345


                          Average Annual Total Return

                                                          Since
                                                        Inception
Period Ended 5/31/98                  1 Year            (6/27/94)
High Yield w/out load                 16.17%              16.41%
High Yield w/load*                    10.97%              15.06%

*Reflects the maximum 4.50% sales charge.

The Fund's performance is measured against the Salomon High Yield Market Index, a broad-based index of the high-yield bond market. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Summit High Yield Fund reflects the deduction of fees for these value-added services.

Past performance is not predictive of future performance and the composition of the Fund's holdings is subject to change. Investment return and principal value of the Summit High Yield Fund will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.

During the period, investment advisory and administration fees were voluntarily reduced, resulting in a higher total return than would have occurred if full fees had been charged.

Although the Fund's yield may be significantly higher than that of other fixed-income funds that purchase higher rated securities, this yield is generally accompanied by greater risk that the Fund's share price will decline. For further information regarding this and other risks, please consult the prospectus.

The Summit High Yield Fund is distributed by BISYS Fund Services.

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

Message From The Chairman                     Summit Emerging Markets Bond Fund
-------------------------------------------------------------------------------

                       Summit Emerging Markets Bond Fund

           J.P. Morgan Emerging
           Markets Bond Index       Emerging Markets           Emerging Markets
           EMBI+                    Shares (w/out load)        Shares* (w/load)

12/31/97       10,000                     10,000                     9,551
 1/31/98        9,980                      9,994                     9,545
 2/28/98       10,265                     10,247                     9,787
 3/31/98       10,509                     10,496                    10,025
 4/30/98       10,534                     10,518                    10,045
 5/31/98       10,175                     10,200                     9,742



                         Average Annual Total Return*

                                             Since
                                           Inception
Period Ended 5/31/98         1 Year        (12/31/97)
High Yield w/out load          NA             2.01%
High Yield w/load*             NA            -2.57%

*Reflects the maximum 4.50% sales charge.

The Fund's performance is measured against the J.P. Morgan EMBI+ Index an Index which tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local markets. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Summit Emerging Markets Fund reflects the deduction of fees for these value-added services.

Past performance is not predictive of future performance and the composition of the Fund's holdings is subject to change. Investment return and principal value of the Summit Emerging Markets Bond Fund will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.

The Summit Emerging Markets Bond Fund is distributed by BISYS Fund Services.

International Investing involves increased risk and volatility.

                               TABLE OF CONTENTS

                           Message From the Chairman
                                     Page 1

                         Report of Independent Accounts
                                     Page 6

                      Statement of Assets and Liabilities
                                     Page 7

                            Statement of Operations
                                     Page 8

                      Statements of Changes in Net Assets
                                     Page 9

                       Schedule of Portfolio Investments
                                    Page 10

                         Notes to Financial Statements
                                    Page 15

                              Financial Highlights
                                    Page 22

Report of Independent Accountants
-------------------------------------------------------------------------------

To the Shareholders and Trustees
Summit Investment Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Summit Investment Trust, comprising the Summit High Yield Fund and the Summit Emerging Markets Bond Fund, respectively (hereafter referred to as the "Trust"), at May 31, 1998, the results of each of their operations for the period then ended, the changes in each of their net assets for the periods presented and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
July 23, 1998

SUMMIT INVESTMENT TRUST

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 1998

                                                                         EMERGING
                                                           HIGH YIELD     MARKETS
                                                              FUND       BOND FUND
                                                           -----------  -----------
                         ASSETS:
Investments, at value (Cost $54,045,275 and $25,479,777;
 respectively)...........................................  $54,471,090  $25,158,370
Interest receivable......................................    1,408,312      726,157
  Receivable for capital shares issued...................        5,822           --
  Prepaid expenses.......................................        4,410       28,937
                                                           -----------  -----------
    Total Assets.........................................   55,889,634   25,913,464
                                                           -----------  -----------
                      LIABILITIES:
Cash overdraft...........................................       39,294           --
Payable for capital shares redeemed......................      166,638           --
Accrued expenses and other payables:
  Investment advisory fees...............................        5,331        2,304
  Administration fees....................................        1,370          635
  12b-1 fees.............................................       11,744        5,587
  Fund Accounting fees...................................          674          516
  Transfer agent fees....................................        1,686        2,165
  Custodian fees.........................................        2,000        2,392
  Legal fees.............................................        5,979        3,753
  Audit fees.............................................        5,908        5,716
  Reg & Filing 24F2......................................        1,635        7,737
  Printing costs.........................................        3,965        2,987
  Other..................................................           --          204
                                                           -----------  -----------
    Total Liabilities....................................      246,224       33,996
                                                           -----------  -----------
                       NET ASSETS:
Capital..................................................   53,600,753   26,050,522
Undistributed (distribution in excess of) net investment
 income..................................................      130,199       36,584
Accumulated undistributed net realized gains (losses)
 from investment and foreign currency transactions.......    1,486,643      113,769
Net unrealized appreciation (depreciation) on investments
 and assets and liabilities denominated in foreign
 currencies..............................................      425,815     (321,407)
                                                           -----------  -----------
    Net Assets...........................................  $55,643,410  $25,879,468
                                                           ===========  ===========
Outstanding units of beneficial interest.................    5,061,209    2,622,427
                                                           ===========  ===========
Net asset value
  Redemption price per share.............................       $10.99        $9.87
                                                           ===========  ===========
Maximum Sales Charge.....................................         4.50%        4.50%
                                                           ===========  ===========
Maximum Offering Price--(100%/(100%-maximum sales charge)
 of net asset value per share (adjusted to nearest
 cent))..................................................       $11.51       $10.34
                                                           ===========  ===========

                       See notes to financial statements.

SUMMIT INVESTMENT TRUST

                            STATEMENT OF OPERATIONS

                                                                   EMERGING
                                                                    MARKETS
                                                    HIGH YIELD     BOND FUND
                                                       FUND         FOR THE
                                                     FOR THE      FIVE MONTH
                                                    YEAR ENDED   PERIOD ENDED
                                                   MAY 31, 1998 MAY 31, 1998(A)
                                                   ------------ ---------------
INVESTMENT INCOME:
Interest income...................................  $4,947,735    $1,096,556
Dividend income...................................      45,813            --
                                                    ----------    ----------
  Total Income....................................   4,993,548     1,096,556
                                                    ----------    ----------
EXPENSES:
Investment advisory fees..........................     434,032        77,180
Administration fees...............................      95,951        20,585
12b-1 fees........................................     118,899        25,731
12b-1 fees--(Institutional Service Shares Class)..       1,041            --
Accounting fees...................................      40,780        21,215
Custodian fees....................................      18,495         7,206
Transfer agent fees...............................      78,430        21,705
Trustees' fees....................................      21,652         3,554
Organization costs................................          --         4,319
Legal fees........................................      52,717         6,873
Audit fees........................................       7,836         5,155
Registration and filing fees......................      43,737        20,059
Printing costs....................................      41,178        11,372
Other.............................................      22,796           530
                                                    ----------    ----------
  Total expenses before voluntary reductions......     977,544       225,484
  Expenses voluntarily reduced....................    (206,181)      (20,994)
                                                    ----------    ----------
  Total Expenses..................................     771,363       204,490
                                                    ----------    ----------
Net investment income.............................   4,222,185       892,066
                                                    ----------    ----------
REALIZED/UNREALIZED GAINS ON INVESTMENTS:
Net realized gains (losses) on investment and
 foreign currency transactions....................   3,821,677       105,690
Net change in unrealized appreciation
 (depreciation) on investments and assets
 and liabilities denominated in foreign
 currencies.......................................  (1,467,951)     (321,407)
                                                    ----------    ----------
Net realized/unrealized gains (losses) on
 investments......................................   2,353,726      (215,717)
                                                    ----------    ----------
Change in net assets resulting from operations....  $6,575,911    $  676,349
                                                    ==========    ==========

--------
(a) Emerging Markets Bond Fund commenced operations on December 31, 1997.

                       See notes to financial statements.

SUMMIT INVESTMENT TRUST

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   EMERGING
                                   HIGH YIELD      HIGH YIELD       MARKETS
                                      FUND            FUND         BOND FUND
                                    FOR THE          FOR THE        FOR THE
                                   YEAR ENDED      YEAR ENDED     FIVE MONTH
                                    MAY 31,          MAY 31,     PERIOD ENDED
                                      1998            1997      MAY 31, 1998(B)
                                   -----------     -----------  ---------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income............ $ 4,222,185     $ 2,979,432    $   892,066
 Net realized gains (losses) on
  investment and foreign currency
  transactions....................   3,821,677       2,908,478        105,690
 Net change in unrealized
  appreciation (depreciation) on
  investments and assets and
  liabilities denominated in
  foreign currencies..............  (1,467,951)       (160,322)      (321,407)
                                   -----------     -----------    -----------
Change in net assets resulting
 from operations..................   6,575,911       5,727,588        676,349
                                   -----------     -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income............  (4,184,950)     (2,754,994)      (857,402)
 In excess of net investment
  income..........................          --        (353,047)            --
 Net realized gains...............  (3,955,064)     (1,369,117)            --
DISTRIBUTIONS TO INSTITUTIONAL
 SERVICE SHAREHOLDERS FROM:
 Net investment income............     (75,986)(a)    (231,725)
 In excess of net investment
  income..........................      (3,718)(a)     (48,995)
 Net realized gains...............          --        (100,079)
                                   -----------     -----------    -----------
Change in net assets from
 shareholder distributions........  (8,219,718)     (4,857,957)      (857,402)
                                   -----------     -----------    -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued......  45,870,906       8,216,321     25,207,058
 Dividends reinvested.............   7,543,747       4,761,817        857,402
 Cost of shares redeemed.......... (35,071,165)     (5,304,586)        (3,939)
                                   -----------     -----------    -----------
Change in net assets from capital
 transactions.....................  18,343,488       7,673,552     26,060,521
                                   -----------     -----------    -----------
Change in net assets..............  16,699,681       8,543,183     25,879,468
NET ASSETS:
 Beginning of period..............  38,943,729      30,400,546             --
                                   -----------     -----------    -----------
 End of period.................... $55,643,410     $38,943,729    $25,879,468
                                   ===========     ===========    ===========
SHARE TRANSACTIONS:
 Issued...........................   4,047,983         733,390      2,537,918
 Reinvested.......................     680,082         426,459         84,891
 Redeemed.........................  (3,106,428)       (472,411)          (382)
                                   -----------     -----------    -----------
Change in shares..................   1,621,637         687,438      2,622,427
                                   ===========     ===========    ===========

--------
(a) On July 31, 1997, Institutional Shares ceased operations and were transferred to High Yield Shares.
(b) Emerging Markets Bond Fund commenced operations on December 31, 1997.

                       See notes to financial statements.

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  MAY 31, 1998

 SHARES OR
 PRINCIPAL         SECURITY            MARKET
  AMOUNT          DESCRIPTION           VALUE
 --------- -----------------------   -----------
 CORPORATE BONDS (97.8%):
 Communications (37.9%):
 Cellular Telephone (4.1%):
 1,000,000 Dobson Communications,
            11.75%, 4/15/07........  $ 1,085,000
 2,000,000 Triton Communications
            LLC, 0.00%, 5/1/08
            (e)....................    1,170,000
                                     -----------
                                       2,255,000
                                     -----------
 Data/Internet (4.6%):
 1,000,000 Psinet Inc., 10.00%,
            2/15/05**..............    1,022,500
 1,500,000 Teligent Inc., 11.50%,
            12/1/07................    1,530,000
                                     -----------
                                       2,552,500
                                     -----------
 Domestic--Retail Telecom (4.2%):
 1,000,000 E. Spire Communications
            Inc., 0.00%, 4/1/06,
            (b)....................      785,000
 2,625,000 Focal Communications
            Corp., 0.00%,
            2/15/08**, (c).........    1,575,000
                                     -----------
                                       2,360,000
                                     -----------
 Domestic--Wholesale Telecom (2.1%):
 1,000,000 Qwest Communications
            International, 10.88%,
            4/1/07**...............    1,145,000
                                     -----------
 International--Retail Telecom (4.9%):
 1,000,000 Metronet Communications
            Corp., 12.00%,
            8/15/07................    1,162,500
 1,500,000 Versatel Telecom BV,
            13.25%, 5/15/08**......    1,552,500
                                     -----------
                                       2,715,000
                                     -----------
 International--Wholesale Telecom (9.2%):
 1,000,000 Esprit Telecom, 11.50%,
            12/15/07**.............    1,070,000
 2,000,000 Facilicom International
            Inc., 10.50%,
            1/15/08**..............    1,990,000
 2,000,000 Viatel Inc., 11.25%,
            4/15/08**..............    2,080,000
                                     -----------
                                       5,140,000
                                     -----------
 Paging/Telegraph (4.5%):
 1,000,000 Paging Network Do
            Brazil SA, 13.50%,
            6/6/05.................      955,000
 1,500,000 Paging Network Inc.,
            10.00%, 10/15/08.......    1,552,500
                                     -----------
                                       2,507,500
                                     -----------

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 CORPORATE BONDS, CONTINUED:
 Communications, continued:
 Pay Phone Operators (4.3%):
 1,500,000 Phonetel Technologies
            Inc., 12.00%,
            12/15/06...............                                 $ 1,290,000
 1,000,000 Talton Holdings Inc., 11.00%, 6/30/07.................     1,090,000
                                                                    -----------
                                                                      2,380,000
                                                                    -----------
  Total Communications............................................   21,055,000
                                                                    -----------
 Energy/Mining (7.2%):
 Distribution (1.7%):
 1,000,000 Empire Gas Corp., 7.00%, 7/15/04 (d)..................       920,000
                                                                    -----------
 Oil/Gas Extraction (5.5%):
 2,000,000 Abraxas Petroleum, 11.50%, 11/1/04**..................     2,090,000
 1,000,000 Costilla Energy Inc., 10.25%, 10/1/06**...............     1,005,000
                                                                    -----------
                                                                      3,095,000
                                                                    -----------
  Total Energy/Mining.............................................    4,015,000
                                                                    -----------
 Financial (1.8%):
 Banking/Insurance (1.8%):
 1,000,000 Arcadia Financial Ltd., 11.50%, 3/15/07...............       997,500
                                                                    -----------
 Manufacturing/Consumer Goods (15.9%):
 Consumer Products (5.9%):
 1,500,000 Derby Cycle Corp., 10.00%,
            5/15/08**............................................     1,492,500
 1,000,000 Stuart Entertainment, 12.50%, 11/15/04................       790,000
 1,000,000 Werner Holdings Co. Inc., 10.00%, 11/15/07............     1,040,000
                                                                    -----------
                                                                      3,322,500
                                                                    -----------
 Electric/HVAC (2.0%):
 1,000,000 International Wire Group, 11.75%, 6/1/05..............     1,100,000
                                                                    -----------
 Furniture & Fixtures (1.7%):
 1,000,000 Macsaver Financial Services, 7.60%, 8/1/07............       922,090
                                                                    -----------

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                  MAY 31, 1998

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 CORPORATE BONDS, CONTINUED:
 Manufacturing/Consumer Goods, continued:
 Professional & Commercial Equipment (3.5%):
 2,000,000 Anchor Lamina, 9.88%, 2/1/08**.........................   $ 1,975,000
                                                                     -----------
 Textile/Apparel (2.8%):
 1,500,000 Anvil Knitwear, 10.88%, 3/15/07........................     1,545,000
                                                                     -----------
  Total Manufacturing/Consumer Goods...............................    8,864,590
                                                                     -----------
 Manufacturing/Trade (16.0%):
 Auto/Related Products (2.8%):
 1,500,000 Prestolite Electric Inc., 9.63%,
            2/1/08**..............................................     1,533,750
                                                                     -----------
 Chemicals (0.5%):
   500,000 Tri Polyta Finance Inc., 11.38%, 12/1/03...............       280,000
                                                                     -----------
 Metals (2.9%):
 1,500,000 Kaiser Aluminum & Chemicals, 12.75%, 2/1/03............     1,595,625
                                                                     -----------
 Miscellaneous (5.7%):
   500,000 IMO Industries Inc., 11.75%, 5/1/06....................       570,000
 1,000,000 International Knife & Saw Corp., 11.38%, 11/15/06......     1,090,000
 1,500,000 Numatics Inc., 9.63%, 4/1/08**.........................     1,526,250
                                                                     -----------
                                                                       3,186,250
                                                                     -----------
 Paper & Pulp (4.1%):
   500,000 Florida Coast Paper, 12.75%, 6/1/03....................       557,500
 1,000,000 Indah Kiat Fin Mauritius, 10.00%, 7/1/07...............       705,000
 1,000,000 Repap New Brunswick, 10.63%, 4/15/05...................     1,027,500
                                                                     -----------
                                                                       2,290,000
                                                                     -----------
  Total Manufacturing/Trade........................................    8,885,625
                                                                     -----------
 Media (6.4%):
 Cable/Pay TV/Other (0.7%):
   500,000 TV Filme Inc., 12.88%, 12/15/04**......................       452,500
                                                                     -----------
 Outdoor Advertising (3.7%):
 2,000,000 Tri-State Outdoor Media, 11.00%, 5/15/08,**............     2,032,500
                                                                     -----------

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 CORPORATE BONDS, CONTINUED:
 Media, continued:
 Radio Broadcasting (2.0%):
 1,000,000 Spanish Broadcasting System, 11.00%, 3/15/04**........   $ 1,092,500
                                                                    -----------
  Total Media.....................................................    3,577,500
                                                                    -----------
 Miscellaneous Services (7.8%):
 General Merchandise (0.9%):
   500,000 Pamida Inc., 11.75%, 3/15/03..........................       522,500
                                                                    -----------
 Hotel/Gaming (4.9%):
 1,000,000 Alliance Gaming Corp., 10.00%, 8/1/07.................     1,022,500
 1,000,000 Argosy Gaming, 13.25%, 6/1/04.........................     1,130,000
   500,000 Casino Magic--Louisiana Inc., 13.00%, 8/15/03.........       585,000
                                                                    -----------
                                                                      2,737,500
                                                                    -----------
 Other (2.0%):
 1,000,000 Affinity Group Holdings Inc., 11.00%, 4/1/07..........     1,080,000
                                                                    -----------
  Total Miscellaneous Services....................................    4,340,000
                                                                    -----------
 Transportation (4.8%):
 Air Transportation (1.0%):
   500,000 CHC Helicopter, 11.50%, 7/15/02.......................       530,000
                                                                    -----------
 Shipping (1.5%):
   750,000 Navigator Gas
            Transport, 12.00%,
            6/30/07**............                                       858,750
                                                                    -----------
 Trucking/Warehousing (2.3%):
 1,500,000 Ameritruck
            Distribution,
            12.25%, 11/15/05.....                                       862,500
   500,000 Trism Inc., 10.75%,
            12/15/00..........                                          435,000
                                                                    -----------
                                                                      1,297,500
                                                                    -----------
  Total Transportation............................................    2,686,250
                                                                    -----------
  Total Corporate Bonds...........................................   54,421,465
                                                                    -----------

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 MAY 31, 1998

 SHARES OR
 PRINCIPAL        SECURITY           MARKET
  AMOUNT        DESCRIPTION           VALUE
 --------- ---------------------   -----------
 RIGHTS/WARRANTS (0.1%):
 Communications (0.1%):
 Network--Domestic (0.1%):
     1,000 Metronet
            Communication Corp.,
            Warrants, expire
            12/31/99............   $    47,625
                                   -----------

 SHARES OR
 PRINCIPAL          SECURITY             MARKET
  AMOUNT          DESCRIPTION             VALUE
 --------- -------------------------   -----------
 RIGHTS/WARRANTS, CONTINUED:
 Manufacturing/Consumer Goods (0.0%):
 Consumer Products (0.0%):
     2,000 Renaissance Cosmetics
            Inc., Warrants, expire
            8/15/01**...............   $     2,000
                                       -----------
  Total Rights/Warrants..............       49,625
                                       -----------
  Total Investments
   (Cost $54,045,275)(a)--97.9%......   54,471,090
  Other assets in excess of
  liabilities--2.1%..................    1,172,320
                                       -----------
  TOTAL NET ASSETS--100.0%...........  $55,643,410
                                       ===========

--------
Percentages indicated are based on net assets of $55,643,410.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $112,500. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

    Unrealized appreciation......... $ 1,830,296
    Unrealized depreciation......... $(1,516,981)
                                     -----------
    Net unrealized appreciation..... $   313,315
                                     ===========

(b) Interest rate increases to 12.75% on April 1, 2001.
(c) Interest rate increases to 12.13% on February 15, 2003.
(d) Interest rate increases to 12.88% on July 15, 1999.
(e) Interest rate increases to 11.00% on May 1, 2003.

** Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1998, the market value of Rule 144A securities amounted to $24,495,750 or 44% of net assets.
                      See notes to financial statements.

SUMMIT INVESTMENT TRUST
SUMMIT EMERGING MARKETS BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  MAY 31, 1998

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 CORPORATE BONDS (96.7%):
 Asia (11.4%):
 Indonesia (9.1%):
 1,000,000 APP International Finance, 11.75%, 10/1/05............   $   875,000
 1,000,000 DGS International Finance Co. BV, 10.00%, 6/1/07**....       785,000
 1,000,000 Tjiwi Kimia Finance, 10.00%, 8/1/04**.................       700,000
                                                                    -----------
                                                                      2,360,000
                                                                    -----------
 Israel (2.3%):
 1,000,000 Barak I.T.C, 0.00%, 11/15/07** (b)....................       600,000
                                                                    -----------
                                                                      2,960,000
                                                                    -----------
 Caribbean (3.8%):
 Dominican Republic (3.8%):
 1,000,000 Tricom SA, 11.38%, 9/1/04**...........................       975,000
                                                                    -----------
 Eastern Europe (3.8%):
 Poland (3.8%):
 1,000,000 Netia Holdings BV, 10.25%, 11/1/07**..................       997,500
                                                                    -----------
 Russia (2.6%):
 1,000,000 Russia-Ian, Floating-Rate Note, currently 6.72%,
            12/15/15**...........................................       661,250
                                                                    -----------
                                                                      1,658,750
                                                                    -----------
 Latin America (69.6%):
 Argentina (23.0%):
 1,000,000 Acindar Ind., 11.25%, 2/15/04.........................     1,037,500
 1,000,000 Autopistas Del Sol SA, 10.25%, 8/1/09**...............       957,500
 1,000,000 Cia International Telecom Cointel, 10.38%, 8/1/04.....       895,000
 1,000,000 CTI Holdings SA, 0.00%,
            4/15/08** (b)........................................       572,500
 1,000,000 Meastellone Herma Masher, 11.75%, 4/1/08**............     1,017,500
 1,000,000 Supercanal Holdings, 11.50%, 5/15/05**................       980,000
   500,000 Supermercad Norte, 10.88%, 2/9/04**...................       496,250
                                                                    -----------
                                                                      5,956,250
                                                                    -----------

 SHARES OR
 PRINCIPAL         SECURITY             MARKET
  AMOUNT          DESCRIPTION            VALUE
 --------- ------------------------   -----------
 CORPORATE BONDS, CONTINUED:
 Brazil (24.7%):
 1,000,000 Abril SA, 12.00%,
            10/25/03**.............   $ 1,027,500
 1,000,000 Comtel Brasileira Ltd.,
            10.75%, 9/26/04**......       975,000
 1,000,000 Espirito Santo Centrais
            Electrias, 10.00%,
            7/15/07................       890,000
   750,000 Globo Communicacoes,
            10.63%, 12/5/08**......       727,500
 1,000,000 MRS Logistica SA,
            10.63%, 8/15/05**......       907,500
 1,000,000 Paging Network DO Brazil
            SA, 13.50%, 6/6/05.....       955,000
   500,000 Tevecap SA, 12.63%,
            11/26/04**.............       475,000
   500,000 TV Filme Inc.TE Bond,
            12.88%, 12/15/04**.....       452,500
                                      -----------
                                        6,410,000
                                      -----------
 Mexico (21.9%):
 1,000,000 Consorcio Grupo Dina,
            8.00%, 8/8/04,
            Convertible Bond.......       845,000
 1,000,000 Grupo Azucarero Mexico
            SA, 11.50%, 1/15/05**..       860,000
 1,000,000 Grupo Industrial
            Durango, 12.63%,
            8/1/03.................     1,107,500
 1,000,000 Grupo Televisa SA,
            0.00%,
            5/15/08 (d)............       785,000
 1,000,000 Innova S De R.L.,
            12.88%, 4/1/07.........     1,040,000
 1,000,000 TV Azteca SA, 10.50%,
            2/15/07................     1,027,500
                                      -----------
                                        5,665,000
                                      -----------
                                       18,031,250
                                      -----------
 North America (1.7%):
 Canada (1.7%):
 1,000,000 Microcell
            Telecommunications,
            0.00%, 10/15/07 (c)....       438,157
                                      -----------
 Western Europe (3.8%):
 Greece (3.8%):
 1,000,000 Fage Dairy Industries
            SA, 9.00%, 2/1/07......       972,000
                                      -----------
  Total Corporate Bonds.............   25,035,157
                                      -----------

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT EMERGING MARKETS BOND FUND

                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 MAY 31, 1998

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 INVESTMENT COMPANIES (0.5%):
 North America (0.5%):
 United States (0.5%):
   123,213 Fountain Square Commercial Paper Fund..................   $   123,213
                                                                     -----------
  Total Investment Companies.......................................      123,213
                                                                     -----------
  Total Investments
   (Cost $25,479,777)(a)--97.2%....................................   25,158,370
  Other assets in excess of liabilities--2.8%......................      721,098
                                                                     -----------
  TOTAL NET ASSETS--100.0%.........................................  $25,879,468
                                                                     ===========

--------
Percentages indicated are based on net assets of $25,879,468.
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) as follows:

    Unrealized appreciation........... $ 249,081
    Unrealized depreciation........... $(570,488)
                                       ---------
    Net unrealized depreciation....... $(321,407)
                                       =========

(b) Interest rate increases to 12.50% on November 15, 2002.
(c) Interest rate increases to 11.13% on October 15, 2002.
(d) Interest rate increases to 13.25% on May 15, 2001.
(e) Interest rate increases to 11.50% on May 15, 2003.

** Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1998, the market value of Rule 144A securities amounted to $14,167,500 or 55% of net assets.
                      See notes to financial statements.

SUMMIT INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS
                                 MAY 31, 1998
1. ORGANIZATION:

 Summit Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated March 8, 1994, as amended. The Trust is comprised of two managed investment portfolios, the Summit High Yield Fund (the "High Yield Fund") and the Summit Emerging Markets Bond Fund (the "Emerging Markets Fund"), collectively (the "Funds"), or individually (the "Fund"). On July 31, 1997, the Institutional Service Shares of the Summit High Yield Fund ceased operations and all outstanding shares were converted to High Yield Shares; however, the Funds may still add an additional class. On December 31, 1997, the Summit Emerging Markets Bond Fund commenced operations.

 The High Yield Fund's investment objective is high current income with capital appreciation as a secondary goal. The Fund invests primarily in lower-quality, intermediate to long-term corporate bonds.

 The Emerging Market Fund's investment objective is to provide high income and capital appreciation. The Fund will invest primarily in government and corporate debt securities of emerging market nations.

 The Funds are authorized to issue an unlimited number of shares, which are units of beneficial interest without par value.

2. SIGNIFICANT ACCOUNTING POLICIES:

 The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

   SECURITIES VALUATION:

   Securities which are traded on stock exchanges are valued at the last sales price as of the close of the New York Stock Exchange (the "Exchange"), or lacking any sales, at the closing bid price. Securities traded in the "over-the-counter" market are valued at the last bid price quoted by brokers that make markets in the securities at the close of trading on the Exchange. Fixed income securities are generally traded in the over-the-counter market. Securities and assets for which market quotations are not readily available or not obtained from a pricing service are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees. As approved by the Board of Trustees, the Fund uses a pricing service or services in determining the net asset value of shares of the Funds. Fixed income securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, which the Trustees have determined reflects fair value.

   The Funds may invest its assets in intermediate to long-term, high yield, medium and lower quality, fixed income securities. Because the market for lower-rated securities may be thinner and less active than for

                                   Continued

SUMMIT INVESTMENT TRUST

                                 MAY 31, 1998
   higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. If market quotations are not readily available for the Fund's lower-rated or non-rated securities, these securities will be valued by a method that the Trustees believe accurately reflects fair value. Judgment plays a greater role in valuing lower-rated securities than with respect to securities for which external sources of quotations and last sale information are more available.

   FOREIGN CURRENCY TRANSLATION

   The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Emerging Markets Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the date of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of transactions.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchanges on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

   FOREIGN CURRENCY CONTRACTS

   A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the fluctuations in value during the period the forward was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

   Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the original contracts and the amount realized upon the closing of such contracts is included in net realized gains/losses from investment and foreign currency transactions. No forward foreign exchange contracts were held at May 31, 1998.

   SECURITIES TRANSACTIONS AND RELATED INCOME:

   Securities transactions are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost.

   DIVIDENDS TO SHAREHOLDERS:

   Dividends from net investment income are declared and paid monthly. Net realized capital gains, if any, are declared and paid at least annually.

                                   Continued

SUMMIT INVESTMENT TRUST

                                 MAY 31, 1998

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are primarily due to differing treatments for organization costs, market discount, and foreign currency transactions.

   These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distribution in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

   As of May 31, 1998, the following reclassifications have been made to increase(decrease) such accounts with offsetting adjustments made to paid-in-capital:

                                             ACCUMULATED      ACCUMULATED NET
                                          UNDISTRIBUTED NET REALIZED GAIN/(LOSS)
                                          INVESTMENT INCOME    ON INVESTMENTS
                                          ----------------- --------------------
    High Yield Fund......................     $124,443           $(127,213)
    Emerging Markets Fund................     $  1,920           $   8,079

   FEDERAL INCOME TAXES:

   It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

   INTERNATIONAL FUNDS:

   The Emerging Markets Fund has a relatively large concentration of securities invested in companies domiciled in the emerging markets. The Fund may be more susceptible to the political, social and economic events adversely affecting the emerging market companies than funds not so concentrated.

   OTHER:

   Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to both Funds are allocated among each Fund based upon relative net assets or another appropriate method. Costs incurred in connection with the organization and initial registration of the Emerging Markets Fund have been deferred and are being amortized over a twenty four month period, beginning with the Fund's commencement of operations.

                                   Continued

SUMMIT INVESTMENT TRUST

                                 MAY 31, 1998
3. PURCHASES AND SALES OF PORTFOLIO SECURITIES:

 Purchases and sales of securities (excluding short-term securities) for the year ended May 31, 1998 are as follows:

                                                        PURCHASES      SALES
                                                       ------------ ------------
  High Yield Fund..................................... $252,632,269 $240,545,119
  Emerging Markets Fund............................... $ 41,930,292 $ 17,796,163

4. RELATED PARTY TRANSACTIONS:

 First Summit Capital Management ("FSCM" or the "Adviser"), a joint venture having its principal offices at 1876 Waycross Road, Cincinnati, Ohio 45240, is the investment adviser to the Funds. FSCM was organized principally for purposes of sponsoring and managing the Trust pursuant to a joint venture agreement (the "Joint Venture Agreement") between Carillon Advisers, Inc. ("Carillon"), an Ohio corporation, and Freeman Holding Company, Inc. ("Freeman"), a Delaware corporation. Under the Joint Venture Agreement, Carillon serves as the general manager of the Adviser and is responsible for maintaining its books of account and other financial records and for preparing its quarterly financial statements. Carillon is a wholly-owned subsidiary of Union Central Life, an Ohio mutual insurance company, which owns as of May 31, 1998 approximately 53% of the High Yield Fund and 99% of the Emerging Markets Fund. Freeman is the parent corporation of Freeman Securities Company, Inc., a New Jersey corporation which is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

 Under the terms of the Investment Advisory Agreement between the Trust and FSCM (the "Advisory Agreement"), FSCM is entitled to receive fees based on a percentage of the average daily net assets of the Funds. Effective July 1, 1995, the investment advisory fee is based on the total return investment performance of the High Yield Fund for the prior twelve-month period relative to the percentage change in the Salomon Brothers High Yield Market Index for the same period. The advisory fee is paid monthly at an annual rate which varies between 0.35% and 1.15% of the High Yield Fund's average daily net assets. For the Emerging Markets Fund the advisory fee is paid monthly at an annual rate of 0.75% B.P. of the Fund's average daily net assets. The Adviser has agreed to waive a portion of its advisory fee so as to limit the total annual expenses of the High Yield Fund to 1.60% and the Emerging Markets to 2.00%. For the period ended May 31, 1998, FSCM received $262,141 and $61,669 of advisory fees after voluntarily waiving $171,891 and $15,511 of advisory fees for the High Yield Fund and Emerging Markets Fund, respectively.

 Carillon, with offices at 1876 Waycross Road, Cincinnati, Ohio 45240, serves as investment sub-adviser (the "Sub-Adviser") to the Funds pursuant to an Investment Sub-Advisory Agreement with the Adviser dated September 18, 1996 (the "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, Carillon provides, subject to the Adviser's direction, a portion of the investment advisory services for which the Adviser is responsible pursuant to the Advisory Agreement relating to the Funds. Under the Sub-Advisory Agreement, the Sub-Adviser receives from the Adviser an annual fee in the amount of $150,000 for the Funds. If the Sub-Adviser renders services to the Adviser under the Sub-Advisory Agreement for a period of less


                                  Continued

SUMMIT INVESTMENT TRUST

                                 MAY 31, 1998
 than twelve months, the Sub-Adviser is entitled to a pro-rata portion of such fee, or such other fees as shall be agreed to by the Adviser and the Sub-Adviser, not to exceed the equivalent of the pro-rata portion of such fee. In the event that the amount payable as the Sub-Adviser's fees exceeds the amount of advisory fees paid to the Adviser pursuant to the Advisory Agreement, the difference will be shared equally by the Adviser's general partners, Freeman and Carillon, or paid by FSCM.

 BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator, manager, and distributor to the Trust.

 Certain officers of the Trust are affiliated with BISYS or with FSCM. Such officers are not paid any fees directly by the Funds or the Trust for serving as officers of the Trust.

 Under the terms of the Management and Administration Agreement between the Trust and BISYS, BISYS' fees are computed daily and paid monthly as a percentage of the average daily net assets of the Funds at an annual rate of 0.20%. For the period ended May 31, 1998, BISYS received $71,895 and $15,279 of administration fees after voluntarily waiving $24,056 and $5,306 of administration fees for the High Yield Fund and Emerging Markets Fund, respectively.

 BISYS receives fees for providing distribution and shareholder services under the Distribution Agreement between the Trust and BISYS and the Trust's Distribution and Shareholder Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds pay BISYS a fee not to exceed, on an annual basis, 0.25% of the average daily net assets of the Funds for payments BISYS makes to financial institutions, including FSCM, and broker/dealers, and for expenses BISYS and any of its affiliates incur for providing distribution or shareholder service assistance. For the year ended May 31, 1998, BISYS received $109,706 and $25,554 of Rule 12b-1 distribution fees after waiving $10,234 and $177 of Rule 12b-1 distribution fees for the High Yield Fund and Emerging Markets Fund, respectively. In addition, BISYS has the right, as principal underwriter, to purchase Fund shares at their net asset value and to sell such shares to the public, or to dealers who have entered into selected dealer agreements with the Distributor, in both cases against orders for such shares. BISYS may sell such shares at the public offering price, which is net asset value plus a maximum sales charge of 4.50% or, in the case of sales to dealers, at the public offering price less a concession determined by BISYS which may not exceed the amount of the sales charge or the underwriting discount. For the year ended May 31, 1998, BISYS received $161,179 and $2,909 from commissions earned on sales of the High Yield Fund and Emerging Markets Fund, respectively, $136,793 and $1,620 of which was reallowed to unaffiliated broker/dealers, respectively.

 BISYS serves as the Trust's transfer agent and is entitled to receive fees based upon a contractually specified amount per shareholder with specified minimum per portfolio amounts and surcharges. In addition, the transfer agent is reimbursed for certain out-of-pocket expenses incurred in providing transfer agency services. BISYS also serves as fund accountant for the Trust. Under the terms of the Fund Accounting Agreement between the Trust and BISYS, the fund accountant is entitled to receive fees computed daily and paid monthly as a percentage of the average daily net assets of the Funds at an annual rate of 0.03% (but not less than $30,000

                                  Continued

SUMMIT INVESTMENT TRUST

                                 MAY 31, 1998
 per year), and is reimbursed for certain out-of-pocket expenses incurred in providing such fund accounting services. Transfer agent and fund accounting fees for the period ended May 31, 1998 were $119,210 and $42,920, for the High Yield Fund and the Emerging Markets Fund, respectively.

5. CAPITAL SHARE TRANSACTIONS

 Transactions in capital shares for the Fund were as follows:

                                                      SUMMIT HIGH YIELD FUND
                                                     -------------------------
                                                       FOR THE       FOR THE
                                                         YEAR         YEAR
                                                        ENDED         ENDED
                                                       MAY 31,       MAY 31,
                                                         1998         1997
                                                     ------------  -----------
  CAPITAL TRANSACTIONS:
  HIGH YIELD SHARES:
    Proceeds from shares issued..................... $ 44,901,158  $ 4,256,939
    Dividends reinvested............................    7,475,727    4,423,689
    Shares redeemed.................................  (29,628,147)  (3,409,061)
                                                     ------------  -----------
      Change in net assets from High Yield Shares
       transactions................................. $ 22,748,738  $ 5,271,567
                                                     ============  ===========
  INSTITUTIONAL SERVICE SHARES: (A)
    Proceeds from shares issued..................... $    969,749  $ 3,959,382
    Dividends reinvested............................       68,019      338,128
    Shares redeemed.................................   (5,443,018)  (1,895,525)
                                                     ------------  -----------
      Change in net assets from Institutional
       Service Shares transactions.................. $ (4,405,250) $ 2,401,985
                                                     ============  ===========
  SHARE TRANSACTIONS:
  HIGH YIELD SHARES:
    Issued..........................................    3,964,100      379,660
    Reinvested......................................      674,217      396,115
    Redeemed........................................   (2,641,732)    (302,538)
                                                     ------------  -----------
      Change in High Yield Shares...................    1,996,585      473,237
                                                     ============  ===========
  INSTITUTIONAL SERVICE SHARES: (A)
    Issued..........................................       83,883      353,730
    Reinvested......................................        5,865       30,344
    Redeemed........................................     (464,696)    (169,873)
                                                     ------------  -----------
      Change in Institutional Service Shares........     (374,948)     214,201
                                                     ============  ===========

 --------
 (a) On July 31, 1997, Institutional Service Shares ceased operations and were transferred to High Yield Shares.

                                   Continued

SUMMIT INVESTMENT TRUST

                                 MAY 31, 1998
6. FEDERAL TAX INFORMATION (UNAUDITED)

 Capital Gain Distributions

 During the period ended May 31, 1998 the Funds declared mid term capital gain distributions and long term capital gain distributions as follows:

                                                            MID-TERM  LONG-TERM
                                                              28%        20%
                                                           ---------- ----------
  High Yield Fund......................................... $2,020,746 $1,934,318

 POST OCTOBER LOSS DEFERRAL:

 Foreign currency losses incurred after October 31, within the Emerging Markets Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer such foreign currency losses of $8,079.

SUMMIT HIGH YIELD FUND

                             FINANCIAL HIGHLIGHTS

                                                HIGH YIELD SHARES
                                         -----------------------------------
                                                                    FOR THE
                                                                     PERIOD
                                          YEAR     YEAR     YEAR    JUNE 27,
                                          ENDED    ENDED    ENDED   1994 TO
                                         MAY 31,  MAY 31,  MAY 31,  MAY 31,
                                          1998     1997     1996    1995(A)
                                         -------  -------  -------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.... $ 11.32  $ 11.05  $ 10.11  $ 10.00
                                         -------  -------  -------  -------
INVESTMENT ACTIVITIES:
  Net investment income.................    1.01     0.99     1.01     0.83
  Net realized and unrealized gains
   (losses) on investments..............    0.70     0.90     0.95     0.11
                                         -------  -------  -------  -------
    Total from Investment Activities....    1.71     1.89     1.96     0.94
                                         -------  -------  -------  -------
DISTRIBUTIONS:
  Net investment income.................   (1.01)   (0.99)   (1.01)   (0.83)
  In excess of net investment income....            (0.13)
  Net realized gains....................   (1.03)   (0.50)   (0.01)
                                         -------  -------  -------  -------
    Total Distributions.................   (2.04)   (1.62)   (1.02)   (0.83)
                                         -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD.......... $ 10.99  $ 11.32  $ 11.05  $ 10.11
                                         =======  =======  =======  =======
Total Return (excludes sales charges)...   16.17%   18.15%   20.34%    9.97%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)..... $55,643  $34,707  $28,628  $27,676
  Ratio of expenses to average net
   assets...............................    1.60%    1.60%    1.60%    1.56%(c)
  Ratio of net investment income to
   average
   net assets...........................    8.81%    8.73%    9.42%    9.13%(c)
  Ratio of expenses to average net
   assets*..............................    2.03%    2.32%    2.24%    1.61%(c)
  Ratio of net investment income to
   average
   net assets*..........................    8.38%    8.01%    8.78%    9.08%(c)
  Portfolio turnover (d)................  518.74%  271.68%  187.61%  158.36%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

SUMMIT HIGH YIELD FUND

                             FINANCIAL HIGHLIGHTS

                                               INSTITUTIONAL SERVICE SHARES
                                               --------------------------------
                                                                      FOR THE
                                               FOR THE                PERIOD
                                                PERIOD      YEAR    JANUARY 19,
                                                ENDED       ENDED     1996 TO
                                               JULY 31,    MAY 31,    MAY 31,
                                               1997(E)      1997      1996(A)
                                               --------    -------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD..........  $11.30     $11.03     $10.59
                                                ------     ------     ------
INVESTMENT ACTIVITIES:
  Net investment income.......................    0.18       1.04       0.40
  Net realized and unrealized gains (losses)
   on investments.............................    0.42       0.87       0.47
                                                ------     ------     ------
    Total from Investment Activities..........    0.60       1.91       0.87
                                                ------     ------     ------
DISTRIBUTIONS:
  Net investment income.......................   (0.18)     (1.04)     (0.40)
  In excess of net investment income..........   (0.01)     (0.10)     (0.03)
  Net realized gains..........................              (0.50)
                                                ------     ------     ------
    Total Distributions.......................   (0.19)     (1.64)     (0.43)
                                                ------     ------     ------
NET ASSET VALUE, END OF PERIOD................  $11.71     $11.30     $11.03
                                                ======     ======     ======
Total Return (excludes sales charges).........    5.31%(b)  18.40%     20.16%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)...........  $   --     $4,237     $1,773
  Ratio of expenses to average net assets.....    1.49%(c)   1.43%      1.52%(c)
  Ratio of net investment income to average
   net assets.................................    8.91%(c)   8.89%      9.86%(c)
  Ratio of expenses to average net assets*....    2.20%(c)   2.32%      2.76%(c)
  Ratio of net investment income to average
   net assets*................................    8.20%(c)   8.01%      8.62%(c)
  Portfolio turnover (d)......................  518.74%    271.68%    187.61%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) On January 19, 1996 the Fund issued a second series of shares designated as Institutional Service Shares.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e) The Institutional Service Shares class ceased operations on July 31, 1997, and all Institutional Service Shares class shares were exchanged for the shares of the shares of the High Yield Shares class.

                      See notes to financial statements.

SUMMIT EMERGING MARKETS BOND FUND

                             FINANCIAL HIGHLIGHTS

                                                                    FOR THE
                                                                   FIVE MONTH
                                                                  PERIOD ENDED
                                                                    MAY 31,
                                                                    1998(A)
                                                                  ------------
NET ASSET VALUE, BEGINNING OF PERIOD.............................   $ 10.00
                                                                    -------
INVESTMENT ACTIVITIES:
  Net investment income..........................................      0.35
  Net realized and unrealized gains (losses) on investments......     (0.15)
                                                                    -------
    Total from Investment Activities.............................      0.20
                                                                    -------
DISTRIBUTIONS:
  Net investment income..........................................     (0.33)
                                                                    -------
    Total Distributions..........................................     (0.33)
                                                                    -------
NET ASSET VALUE, END OF PERIOD...................................   $  9.87
                                                                    =======
Total Return (excludes sales charges)............................      2.01%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)..............................   $25,879
  Ratio of expenses to average net assets........................      2.00%(c)
  Ratio of net investment income to average net assets...........      8.67%(c)
  Ratio of expenses to average net assets*.......................      2.20%(c)
  Ratio of net investment income to average net assets*..........      8.47%(c)
  Portfolio turnover.............................................     85.69%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                      See notes to financial statements.

                      -----------------------------------


                             TRUSTEES AND OFFICERS

                  Steven R. Sutermeister, Chairman and Trustee
                     James F. Smith, President and Trustee
                         Theodore H. Emmerich, Trustee
                            Frederick Moss, Trustee
                            Bruce H. Olson, Trustee
                      Gregory A. Sullivan, Vice President
                          Craig C. Rudesill, Secretary
                            Nimish Bhatt, Treasurer

                                  -----------

                               Investment Adviser
                        First Summit Capital Management
                               1876 Waycross Road
                             Cincinnati, Ohio 45240

                         Administrator and Distributor
                              BISYS Fund Services
                               3435 Stelzer Road
                           Columbus, Ohio 43219-3035

                                 Legal Counsel
                     Stradley, Ronon, Stevens & Young, LLP
                              2600 Commerce Square
                          Philadelphia, PA 19103-7098

                                    Auditors
                           PricewaterhouseCoopers LLP
                             100 East Broad Street
                              Columbus, Ohio 43215


7/98

                      -----------------------------------
                      -----------------------------------


                                      LOGO
                                     SUMMIT
                                   INVESTMENT
                                     TRUST


                                HIGH YIELD FUND
                           EMERGING MARKETS BOND FUND

                                   MANAGED BY
                        FIRST SUMMIT CAPITAL MANAGEMENT

                                 ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                                  MAY 31, 1998


                      -----------------------------------